Note 12 - Related party balances and transactions: Schedule of related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue - related parties	$ 39,342	$ 319,546
Cost of revenue - related parties	25,291	273,122
Lease income - related party	19,762	19,126
Revenue | Tungray (Kunshan) Industrial Automation Co., Ltd
Revenue - related parties	8,581	231,209
Revenue | Tungray (Kunshan) Robot Intelligent Technology Co., Ltd
Revenue - related parties	0	26,245
Revenue | Fdt Qingdao Intellectual Technology Co. Ltd
Revenue - related parties	30,761	4,602
Revenue | Kunshan Tungray Intelligent Technology Co., Ltd.
Revenue - related parties	0	57,490
Revenue | Kunshan Tongri Intelligent Manufacturing Technology Research Institute Co., Ltd
Revenue - related parties	39,342	319,546
Cost Of Revenue
Cost of revenue - related parties	25,291	961,525
Cost Of Revenue | Tungray (Kunshan) Industrial Automation Co., Ltd
Cost of revenue - related parties	12,993	0
Cost Of Revenue | Fdt Qingdao Intellectual Technology Co. Ltd
Cost of revenue - related parties	12,298	961,525
Cost Of Revenue | Qingdao Tungray Biology Technology Co., Ltd.
Lease income - related party	19,762	19,126
Operating Expense
Rental Expenses Related Parties	131,218	138,887
Advances to related parties	301,949	677,765
Borrowings from related parties	178,860	1,587,015
Operating Expense | Fdt Qingdao Intellectual Technology Co. Ltd
Advances to related parties	230,513	575,836
Borrowings from related parties	39,889	0
Operating Expense | Kunshan Tungray Intelligent Technology Co., Ltd.
Borrowings from related parties	0	1,551,409
Operating Expense | Qingdao Tungray Biology Technology Co., Ltd.
Advances to related parties	21,516	23,880
Operating Expense | Qingdao Tungray Technology Development Co., Ltd.
Rental Expenses Related Parties	59,963	66,476
Operating Expense | Jingan Tang
Rental Expenses Related Parties	71,255	72,411
Borrowings from related parties	138,971	31,055
Operating Expense | Shanghai Tongrui Investment Management Co., Ltd.
Advances to related parties	0	78,049
Operating Expense | Liling Du
Advances to related parties	49,920	0
Operating Expense | Demin Han
Borrowings from related parties	0	1,708
Operating Expense | Lei Yao
Borrowings from related parties	$ 0	$ 2,843